(Institutional) | (PIMCO Government Money Market Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

The PIMCO Government Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Institutional) (PIMCO Government Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.18%	0.28%	0.18%	0.18%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Government Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example, No Redemption (PIMCO Government Money Market Fund) (Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Class M	18	58	101	230
Class P	29	90	157	356
Administrative Class	18	58	101	230
Class D	18	58	101	230

(Institutional) | (PIMCO Money Market Fund)
The PIMCO Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Institutional) (PIMCO Money Market Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.32%	0.42%	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.32%	0.42%	0.32%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example, No Redemption (PIMCO Money Market Fund) (Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	33	103	180	406
Class P	43	135	235	530
Administrative Class	33	103	180	406

(Institutional) | (PIMCO Treasury Money Market Fund)
The PIMCO Treasury Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Institutional) (PIMCO Treasury Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.21%	0.31%	0.21%	0.21%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.18%	0.28%	0.18%	0.18%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Treasury Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (Institutional) (USD $)	1 Year	3 Years
Class M	18	58
Class P	29	90
Administrative Class	18	58
Class D	18	58

(Retail) | (PIMCO Government Money Market Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

The PIMCO Government Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Government Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.33%	0.33%	0.33%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Government Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Government Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	34	106	185	418
Class C	34	106	185	418
Class R	34	106	185	418

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Government Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	34	106	185	418
Class C	34	106	185	418
Class R	34	106	185	418

(Retail) | (PIMCO Money Market Fund)
The PIMCO Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Money Market Fund)		Class A	Class B	Class C
Management Fees		0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.47%	0.47%	0.47%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	48	151	263	591
Class B	48	151	263	591
Class C	48	151	263	591

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	48	151	263	591
Class B	48	151	263	591
Class C	48	151	263	591

(Retail) | (PIMCO Treasury Money Market Fund)
The PIMCO Treasury Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Treasury Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.36%	0.36%	0.36%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.33%	0.33%	0.33%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Treasury Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Treasury Money Market Fund) (Retail) (USD $)	1 Year	3 Years
Class A	34	106
Class C	34	106
Class R	34	106

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (Retail) (USD $)	1 Year	3 Years
Class A	34	106
Class C	34	106
Class R	34	106

(Institutional) | (PIMCO Inflation Response Multi-Asset Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

The following changes are effective immediately.

The first sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.
(Retail) | (PIMCO Inflation Response Multi-Asset Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Strategic Markets Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

The following changes are effective immediately.

The first sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.

(PIMCO Government Money Market Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

The PIMCO Government Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Institutional) (PIMCO Government Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.18%	0.28%	0.18%	0.18%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Government Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example, No Redemption (PIMCO Government Money Market Fund) (Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Class M	18	58	101	230
Class P	29	90	157	356
Administrative Class	18	58	101	230
Class D	18	58	101	230

(PIMCO Money Market Fund)
The PIMCO Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Institutional) (PIMCO Money Market Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.32%	0.42%	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.32%	0.42%	0.32%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example, No Redemption (PIMCO Money Market Fund) (Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	33	103	180	406
Class P	43	135	235	530
Administrative Class	33	103	180	406

(PIMCO Treasury Money Market Fund)
The PIMCO Treasury Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Institutional) (PIMCO Treasury Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.21%	0.31%	0.21%	0.21%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.18%	0.28%	0.18%	0.18%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Treasury Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (Institutional) (USD $)	1 Year	3 Years
Class M	18	58
Class P	29	90
Administrative Class	18	58
Class D	18	58

(PIMCO Government Money Market Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

The PIMCO Government Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Government Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.33%	0.33%	0.33%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Government Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Government Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	34	106	185	418
Class C	34	106	185	418
Class R	34	106	185	418

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Government Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	34	106	185	418
Class C	34	106	185	418
Class R	34	106	185	418

(PIMCO Money Market Fund)
The PIMCO Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Money Market Fund)		Class A	Class B	Class C
Management Fees		0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.47%	0.47%	0.47%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	48	151	263	591
Class B	48	151	263	591
Class C	48	151	263	591

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	48	151	263	591
Class B	48	151	263	591
Class C	48	151	263	591

(PIMCO Treasury Money Market Fund)
The PIMCO Treasury Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Treasury Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.36%	0.36%	0.36%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.33%	0.33%	0.33%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Treasury Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Treasury Money Market Fund) (Retail) (USD $)	1 Year	3 Years
Class A	34	106
Class C	34	106
Class R	34	106

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (Retail) (USD $)	1 Year	3 Years
Class A	34	106
Class C	34	106
Class R	34	106

(Institutional) | (PIMCO Inflation Response Multi-Asset Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

The following changes are effective immediately.

The first sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.

(Retail) | (PIMCO Inflation Response Multi-Asset Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Strategic Markets Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

The following changes are effective immediately.

The first sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.

Annual Fund Operating Expenses	0 Months Ended
	May 23, 2013
(Institutional) | (PIMCO Government Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[1]
(Institutional) | (PIMCO Government Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[1]
(Institutional) | (PIMCO Government Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[1]
(Institutional) | (PIMCO Government Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.28%	[1]
(Institutional) | (PIMCO Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32%	[1]
(Institutional) | (PIMCO Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32%	[1]
(Institutional) | (PIMCO Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.42%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[1]
(Institutional) | (PIMCO Treasury Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%	[1]
(Retail) | (PIMCO Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%	[1]
(Retail) | (PIMCO Government Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%	[1]
(Retail) | (PIMCO Government Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%	[1]
(Retail) | (PIMCO Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.47%	[1]
(Retail) | (PIMCO Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.47%	[1]
(Retail) | (PIMCO Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.47%	[1]
(Retail) | (PIMCO Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%	[1]
(Retail) | (PIMCO Treasury Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%	[1]
(Retail) | (PIMCO Treasury Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%	[1]

[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.
[2]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[3]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[4]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Expense Example ((Retail), USD $)	0 Months Ended
May 23, 2013
(PIMCO Government Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
(PIMCO Government Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
(PIMCO Government Money Market Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
(PIMCO Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
(PIMCO Money Market Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
(PIMCO Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
(PIMCO Treasury Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
(PIMCO Treasury Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
(PIMCO Treasury Money Market Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	$ 106

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2013
Prospectus Date	rr_ProspectusDate	May 23, 2013
(Institutional) | (PIMCO Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement TextBlock	pimcofunds_SupplementTextBlock

PIMCO Funds

Supplement Dated May 23, 2013 to the
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01	The PIMCO Government Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expese Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock02	The PIMCO Government Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
(Institutional) | (PIMCO Government Money Market Fund) | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	230
(Institutional) | (PIMCO Government Money Market Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	90
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	356
(Institutional) | (PIMCO Government Money Market Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	230
(Institutional) | (PIMCO Government Money Market Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	230
(Institutional) | (PIMCO Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01	The PIMCO Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expese Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock02	The PIMCO Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
(Institutional) | (PIMCO Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	33
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	103
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	406
(Institutional) | (PIMCO Money Market Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	43
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	135
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	235
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	530
(Institutional) | (PIMCO Money Market Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	33
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	103
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	406
(Institutional) | (PIMCO Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01	The PIMCO Treasury Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expese Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock02	The PIMCO Treasury Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
(Institutional) | (PIMCO Treasury Money Market Fund) | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
(Institutional) | (PIMCO Treasury Money Market Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	90
(Institutional) | (PIMCO Treasury Money Market Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
(Institutional) | (PIMCO Treasury Money Market Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
(Retail) | (PIMCO Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement TextBlock	pimcofunds_SupplementTextBlock

PIMCO Funds

Supplement Dated May 23, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01	The PIMCO Government Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expese Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock02	The PIMCO Government Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(Retail) | (PIMCO Government Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	418
(Retail) | (PIMCO Government Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	418
(Retail) | (PIMCO Government Money Market Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	418
(Retail) | (PIMCO Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01	The PIMCO Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expese Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock02	The PIMCO Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(Retail) | (PIMCO Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	48
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	151
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	263
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	591
(Retail) | (PIMCO Money Market Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	48
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	151
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	263
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	591
(Retail) | (PIMCO Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	48
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	151
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	263
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	591
(Retail) | (PIMCO Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01	The PIMCO Treasury Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expese Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock02	The PIMCO Treasury Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(Retail) | (PIMCO Treasury Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
(Retail) | (PIMCO Treasury Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
(Retail) | (PIMCO Treasury Money Market Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
(Institutional) | (PIMCO Inflation Response Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement TextBlock	pimcofunds_SupplementTextBlock

PIMCO Funds

Supplement Dated May 23, 2013 to the
Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

The following changes are effective immediately.

Strategy Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock04	The first sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

Strategy Heading Supplement - [Text Block]	pimcofunds_SupplementTextBlock05	The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Strategy Narrative Supplement - [Text Block]	pimcofunds_SupplementTextBlock06	The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.
(Retail) | (PIMCO Inflation Response Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement TextBlock	pimcofunds_SupplementTextBlock

PIMCO Funds

Supplement Dated May 23, 2013 to the
Strategic Markets Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

The following changes are effective immediately.

Strategy Heading Supplement [Text Block]	pimcofunds_SupplementTextBlock04	The first sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

Strategy Heading Supplement - [Text Block]	pimcofunds_SupplementTextBlock05	The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Strategy Narrative Supplement - [Text Block]	pimcofunds_SupplementTextBlock06	The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.
[3]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[4]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.